PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Amortization of financing costs	$ 9,350	$ 435,497
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible notes	$ 2,014,617	$ 2,005,267	$ 1,569,770
Original issue discount rate	10.00%
Debt instrument mature term	18 months
Maturity date description	May 25, 2021 through August 11, 2022
Shares issued	0	0